UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—14.82%
Federal Home Loan Bank
0.340%, due 10/01/12[1]	90,000,000	90,000,000
0.160%, due 11/01/12[2]	69,000,000	68,990,493
Federal Home Loan Mortgage Corp.*
0.178%, due 10/06/12[1]	200,000,000	199,951,821
0.173%, due 01/07/13[2]	74,700,000	74,664,820
0.170%, due 01/14/13[2]	90,000,000	89,955,375
0.155%, due 03/04/13[2]	93,000,000	92,938,336
Federal National Mortgage Association*
0.153%, due 01/16/13[2]	100,000,000	99,954,674
0.155%, due 02/06/13[2]	85,000,000	84,953,155
0.155%, due 02/14/13[2]	35,870,000	35,848,996
US Treasury Notes
1.375%, due 11/15/12	135,000,000	135,204,019
1.375%, due 02/15/13	75,000,000	75,334,916
2.500%, due 03/31/13	195,000,000	197,273,156
1.750%, due 04/15/13	89,825,000	90,565,255
1.125%, due 06/15/13	125,000,000	125,800,462
3.125%, due 08/31/13	100,000,000	102,666,071
0.125%, due 09/30/13	50,000,000	49,962,083
Total US government and agency obligations (cost—$1,614,063,632)		1,614,063,632
Time deposit—1.83%
Banking-non-US—1.83%
Credit Agricole Grand Cayman
0.230%, due 10/01/12 (cost — $200,000,000)	200,000,000	200,000,000
Certificates of deposit—13.02%
Banking-non-US — 13.02%
Bank of Montreal
0.320%, due 12/07/12	150,000,000	150,000,000
Bank of Nova Scotia
0.309%, due 10/22/12[1]	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
0.317%, due 10/10/12[1]	80,000,000	80,000,000
Credit Agricole CIB
0.240%, due 10/04/12	125,000,000	125,000,000
National Australia Bank Ltd.
0.360%, due 11/21/12	105,000,000	105,000,000
Norinchukin Bank Ltd.
0.170%, due 10/03/12	150,000,000	150,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	80,000,000	80,000,000
Royal Bank of Canada
0.497%, due 10/30/12[1]	20,000,000	20,000,000
0.492%, due 11/06/12[1]	32,000,000	32,000,000
0.487%, due 11/13/12[1]	36,000,000	36,000,000
Societe Generale
0.260%, due 10/03/12	156,000,000	156,000,000
Sumitomo Mitsui Banking Corp.
0.340%, due 10/19/12	150,000,000	150,000,000
0.320%, due 11/06/12	150,000,000	150,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-non-US— (concluded)
Toronto-Dominion Bank
0.448%, due 10/26/12[1]	84,000,000	84,000,000
Total certificates of deposit (cost—$1,418,000,000)		1,418,000,000
Commercial paper[2] —54.50%
Asset backed-banking US — 1.70%
Atlantis One Funding
0.230%, due 10/12/12	11,000,000	10,999,227
0.540%, due 01/02/13	175,000,000	174,755,875
		185,755,102
Asset backed-miscellaneous — 18.29%
Atlantic Asset Securitization LLC
0.380%, due 10/10/12	40,000,000	39,996,200
Bryant Park Funding LLC
0.180%, due 10/22/12	130,000,000	129,986,350
Chariot Funding LLC
0.240%, due 12/03/12	91,000,000	90,961,780
0.290%, due 02/06/13	50,000,000	49,948,444
Gotham Funding Corp.
0.200%, due 10/03/12	13,995,000	13,994,845
0.230%, due 11/07/12	40,000,000	39,990,544
0.230%, due 11/13/12	90,000,000	89,975,275
0.260%, due 12/18/12	49,932,000	49,903,872
0.260%, due 12/20/12	90,000,000	89,948,000
Liberty Street Funding LLC
0.170%, due 10/01/12	47,000,000	47,000,000
0.180%, due 10/18/12	73,000,000	72,993,795
Market Street Funding LLC
0.220%, due 10/25/12	55,039,000	55,030,928
0.230%, due 10/25/12	35,025,000	35,019,630
0.230%, due 10/26/12	20,057,000	20,053,796
0.210%, due 11/15/12	45,000,000	44,988,188
0.205%, due 12/18/12	88,056,000	88,016,888
Old Line Funding Corp.
0.200%, due 11/06/12	80,000,000	79,984,000
0.200%, due 12/14/12	35,000,000	34,985,611
0.200%, due 12/17/12	55,000,000	54,976,472
0.330%, due 03/06/13	91,919,000	91,787,556
Regency Markets No. 1 LLC
0.210%, due 10/22/12	215,000,000	214,973,663
Salisbury Receivables Co. LLC
0.220%, due 10/11/12	25,000,000	24,998,472
Sheffield Receivables Corp.
0.300%, due 12/12/12	34,000,000	33,979,600
Thames Asset Global Securitization No. 1
0.250%, due 10/18/12	109,750,000	109,737,043
Thunderbay Funding
0.210%, due 10/22/12	80,539,000	80,529,134
0.210%, due 11/01/12	80,051,000	80,036,524
0.200%, due 12/04/12	64,000,000	63,977,244

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (continued)
Asset backed-miscellaneous— (concluded)
Victory Receivables Corp.
0.290%, due 10/22/12	75,000,000	74,987,313
0.230%, due 10/29/12	60,000,000	59,989,267
0.290%, due 10/29/12	30,000,000	29,993,233
		1,992,743,667
Banking-non-US — 8.81%
ANZ National International Ltd.
0.432%, due 12/06/12	60,000,000	60,000,000
Barclays Bank PLC
0.230%, due 10/01/12	153,000,000	153,000,000
0.220%, due 10/09/12	93,000,000	92,995,453
Caisse Centrale Desjardins
0.180%, due 10/12/12	15,000,000	14,999,175
0.220%, due 11/20/12	90,000,000	89,972,500
Credit Suisse First Boston
0.240%, due 11/26/12	125,000,000	124,953,333
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 11/02/12	36,000,000	35,992,640
0.240%, due 11/02/12	40,000,000	39,991,467
Skandinaviska Enskilda Banken AB
0.375%, due 10/16/12	112,000,000	111,982,500
Svenska Handelsbanken AB
0.230%, due 12/13/12	126,000,000	125,941,235
Westpac Trust Securities NZ Ltd.
0.371%, due 10/16/12[1,3]	110,000,000	110,000,000
		959,828,303
Banking-US — 16.01%
BNP Paribas Finance
0.120%, due 10/01/12	300,000,000	300,000,000
0.170%, due 10/01/12	150,000,000	150,000,000
Deutsche Bank Financial LLC
0.100%, due 10/01/12	175,000,000	175,000,000
0.260%, due 12/10/12	145,000,000	144,926,694
0.500%, due 03/20/13	115,000,000	114,728,472
ING (US) Funding LLC
0.200%, due 10/09/12	135,000,000	134,994,000
0.230%, due 10/26/12	50,000,000	49,992,014
JPMorgan Chase & Co.
0.310%, due 12/24/12	100,000,000	99,927,667
0.260%, due 01/07/13	75,000,000	74,946,917
Natixis US Finance Co. LLC
0.200%, due 10/01/12	150,000,000	150,000,000
0.240%, due 10/04/12	100,000,000	99,998,000
Societe Generale N.A., Inc.
0.180%, due 10/01/12	100,000,000	100,000,000
State Street Corp.
0.220%, due 01/04/13	150,000,000	149,912,917
		1,744,426,681

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Beverage/bottling—0.68%
Coca-Cola Co.
0.180%, due 12/12/12	74,000,000	73,973,360
Finance-captive automotive — 2.94%
Toyota Motor Credit Corp.
0.200%, due 11/16/12	180,000,000	179,954,000
0.340%, due 11/27/12	140,000,000	139,924,633
		319,878,633
Finance-noncaptive diversified — 2.95%
General Electric Capital Corp.
0.290%, due 10/09/12	110,000,000	109,992,911
0.350%, due 10/15/12	151,000,000	150,979,447
0.220%, due 01/07/13	60,000,000	59,964,067
		320,936,425
Insurance-life — 2.43%
MetLife Short Term Funding LLC
0.220%, due 11/01/12	50,000,000	49,990,528
0.200%, due 12/03/12	89,000,000	88,968,850
0.200%, due 12/10/12	85,500,000	85,466,750
Prudential Funding LLC
0.230%, due 10/12/12	40,000,000	39,997,189
		264,423,317
Technology-hardware—0.69%
Dell, Inc.
0.160%, due 10/01/12	75,000,000	75,000,000
Total commercial paper (cost—$5,936,965,488)		5,936,965,488
Short-term corporate obligations—1.61%
Banking-US — 1.61%
JPMorgan Chase Bank N.A.
0.468%, due 10/09/12[1]	70,000,000	70,000,000
Wells Fargo Bank N.A.
0.443%, due 12/22/12[1]	105,000,000	105,000,000
Total short-term corporate obligations (cost—$175,000,000)		175,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—14.20%
Repurchase agreement dated 09/28/12 with Bank of
America Securities, 0.130% due 10/01/12,
collateralized by $213,890,000 Federal Home Loan
Bank obligations, 0.290% to 0.750% due 05/15/13
to 09/08/17, $244,938,000 Federal Home Loan
Mortgage Corp. obligations, zero coupon to
3.000% due 12/28/12 to 07/31/19, $307,835,000
Federal National Mortgage Association
obligations, zero coupon to 6.250% due 10/03/12
to 08/27/32 and $576,667,000 US Treasury Notes,
1.375% to 3.375% due 11/30/15 to 11/15/19;
(value—$1,407,600,553);
proceeds: $1,380,014,950	1,380,000,000	1,380,000,000
Repurchase agreement dated 09/28/12 with Barclays
Capital, Inc., 0.190% due 10/01/12, collateralized
by $69,728,100 US Treasury Bonds, 4.375% due
02/15/38 and $9,321,800 US Treasury Notes,
1.500% due 07/31/16; (value—$102,000,087);
proceeds: $100,001,583	100,000,000	100,000,000
Repurchase agreement dated 09/28/12 with Deutsche
Bank Securities, Inc., 0.150% due 10/01/12, collateralized by
$10,222,300 US Treasury Notes, 0.125% due
07/31/14; (value—$10,200,020);
proceeds: $10,000,125	10,000,000	10,000,000
Repurchase agreement dated 09/28/12 with Deutsche
Bank Securities, Inc., 0.200% due 10/01/12, collateralized by
$2,249,000 US Treasury Notes, 0.125% due
07/31/14; (value—$2,244,098);
proceeds: $2,200,037	2,200,000	2,200,000
Repurchase agreement dated 09/28/12 with Goldman
Sachs & Co., 0.200% due 10/01/12, collateralized
by $56,090,000 Federal Farm Credit Bank zero
coupon due 02/13/15; (value—$56,100,096);
proceeds: $55,000,917	55,000,000	55,000,000
Repurchase agreement dated 09/28/12 with State
Street Bank & Trust Co., 0.010% due 10/01/12,
collateralized by $91,023 US Treasury Notes,
2.375% due 09/30/14; (value—$95,916);
proceeds: $94,000	94,000	94,000
Total repurchase agreements (cost—$1,547,294,000)		1,547,294,000
Total investments
(cost — $10,891,323,120 which approximates cost for federal income tax purposes) — 99.98%		10,891,323,120
Other assets in excess of liabilities — 0.02%		2,581,907
Net assets (applicable to 10,895,197,904 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		10,893,905,027

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	1,614,063,632	—	1,614,063,632
Time Deposit		200,000,000		200,000,000
Certificates of deposit	—	1,418,000,000	—	1,418,000,000
Commercial paper	—	5,936,965,488	—	5,936,965,488
Short-term corporate obligations	—	175,000,000	—	175,000,000
Repurchase agreements	—	1,547,294,000	—	1,547,294,000
Total	—	10,891,323,120	—	10,891,323,120

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	73.4
Japan	7.1
Canada	5.6
France	4.4
Australia	2.5
United Kingdom	2.3
Sweden	2.2
Switzerland	1.1
Netherlands	0.7
Singapore	0.7
Total	100.0

Weighted average maturity – 50 days

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's annual report to shareholders dated June 30, 2012.

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.01% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—79.94%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	17,000,000	16,999,065
0.170%, due 10/29/12[1]	25,000,000	24,996,694
Federal Home Loan Bank
0.170%, due 10/01/12[2]	100,000,000	99,978,282
0.140%, due 10/01/12[2]	100,000,000	100,000,000
0.280%, due 10/01/12[2]	75,000,000	75,000,000
0.340%, due 10/01/12[2]	102,500,000	102,500,000
0.120%, due 10/19/12[1]	100,000,000	99,994,000
0.167%, due 10/26/12[2]	35,000,000	34,999,515
0.120%, due 11/05/12[1]	300,000,000	299,965,000
0.200%, due 11/15/12	95,000,000	94,999,615
0.135%, due 11/21/12[1]	100,000,000	99,980,875
Federal Home Loan Mortgage Corp.*
0.178%, due 10/06/12[2]	35,000,000	34,991,569
0.120%, due 11/19/12[1]	75,000,000	74,987,750
0.130%, due 11/27/12[1]	50,000,000	49,989,708
Federal National Mortgage Association*
0.125%, due 11/07/12[1]	100,000,000	99,987,153
0.125%, due 12/19/12[1]	99,350,000	99,322,748
US Treasury Notes
1.375%, due 11/15/12	75,000,000	75,113,344
0.500%, due 11/30/12	25,000,000	25,015,670
3.375%, due 11/30/12	10,000,000	10,053,379
1.375%, due 01/15/13	100,000,000	100,354,911
2.875%, due 01/31/13	50,000,000	50,450,055
1.375%, due 02/15/13	210,000,000	210,946,596
0.625%, due 02/28/13	15,000,000	15,025,559
1.375%, due 03/15/13	50,000,000	50,275,403
2.500%, due 03/31/13	50,000,000	50,579,131
0.625%, due 04/30/13	20,000,000	20,047,030
3.125%, due 08/31/13	10,000,000	10,266,607
Total US government and agency obligations (cost—$2,026,819,659)		2,026,819,659
Repurchase agreements—19.98%
Repurchase agreement dated 09/28/12 with Bank of
America Securities, 0.130% due 10/01/12, collateralized by
$300,368,800 US Treasury Notes, 0.375% due
10/31/12; (value—$300,900,069);
proceeds: $295,003,196	295,000,000	295,000,000
Repurchase agreement dated 09/28/12 with Deutsche
Bank Securities, Inc., 0.150% due 10/01/12,
collateralized by $62,521,200 US Treasury Notes,
0.375% due 04/15/15; (value—$62,730,072);
proceeds: $61,500,769	61,500,000	61,500,000
Repurchase agreement dated 09/28/12 with Goldman
Sachs & Co., 0.120% due 10/01/12, collateralized
by $140,755,000 US Treasury Inflation Index
Notes, 0.125% due 04/15/17;
(value—$153,000,024);
proceeds: $150,001,500	150,000,000	150,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 09/28/12 with State
Street Bank & Trust Co., 0.010% due 10/01/12,
collateralized by $20,335 US Treasury Notes,
2.375% due 09/30/14; (value—$21,428);
proceeds: $21,000	21,000	21,000
Total repurchase agreements (cost—$506,521,000)		506,521,000
Total investments
(cost — $2,533,340,659 which approximates cost for federal income tax purposes) — 99.92%		2,533,340,659
Other assets in excess of liabilities — 0.08%		2,026,669
Net assets (applicable to 2,535,877,847 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,535,367,328

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	2,026,819,659	—	2,026,819,659
Repurchase agreements	—	506,521,000	—	506,521,000
Total	—	2,533,340,659	—	2,533,340,659

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 50 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2012.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—12.71%
Federal Home Loan Bank
0.340%, due 10/01/12[1]	4,000,000	4,000,000
0.110%, due 10/02/12[2]	20,000,000	19,999,939
0.115%, due 10/19/12[2]	3,000,000	2,999,827
Federal Home Loan Mortgage Corp.*
0.178%, due 10/06/12[1]	15,000,000	14,996,387
0.173%, due 01/07/13[2]	20,000,000	19,990,581
Federal National Mortgage Association *
0.175%, due 01/09/13[2]	15,000,000	14,992,708
US Treasury Notes
1.375%, due 11/15/12	13,000,000	13,019,646
1.375%, due 02/15/13	20,000,000	20,089,311
1.750%, due 04/15/13	8,275,000	8,343,195
0.625%, due 04/30/13	5,000,000	5,011,976
0.375%, due 06/30/13	12,000,000	12,017,547
3.125%, due 08/31/13	15,000,000	15,399,911
0.125%, due 09/30/13	14,900,000	14,888,701
Total US government and agency obligations (cost—$165,749,729)		165,749,729
Certificates of deposit—14.49%
Banking-non-US — 14.49%
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.360%, due 10/09/12	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
0.317%, due 10/10/12[1]	10,000,000	10,000,000
Credit Agricole CIB
0.240%, due 10/04/12	25,000,000	25,000,000
Mizuho Corporate Bank Ltd.
0.170%, due 10/10/12	16,000,000	16,000,000
Norinchukin Bank
0.170%, due 10/03/12	25,000,000	25,000,000
Rabobank Nederland NV
0.519%, due 12/27/12[1]	9,000,000	9,000,000
Royal Bank of Canada
0.492%, due 11/06/12[1]	10,000,000	10,000,000
Societe Generale
0.260%, due 10/03/12	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
0.320%, due 11/06/12	15,000,000	15,000,000
0.310%, due 12/11/12	8,000,000	8,000,000
0.290%, due 12/19/12	15,000,000	15,000,000
Svenska Handelsbanken AB
0.180%, due 10/01/12	10,000,000	10,000,000
Swedbank AB
0.200%, due 11/14/12	10,000,000	10,000,000
Toronto-Dominion Bank
0.300%, due 01/18/13	6,000,000	6,001,814
Total certificates of deposit (cost—$189,001,814)		189,001,814

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—52.38%
Asset Backed-Auto & Truck — 2.76%
FCAR Owner Trust
0.240%, due 10/01/12	15,000,000	15,000,000
0.280%, due 11/01/12	15,000,000	14,996,383
0.220%, due 11/15/12	6,000,000	5,998,350
		35,994,733
Asset backed-banking US — 1.80%
Atlantis One Funding
0.260%, due 10/11/12	7,500,000	7,499,458
0.260%, due 11/16/12	1,000,000	999,668
0.350%, due 12/04/12	15,000,000	14,990,667
		23,489,793
Asset backed-miscellaneous—22.15%
Bryant Park Funding LLC
0.170%, due 10/01/12	25,000,000	25,000,000
0.180%, due 10/15/12	12,000,000	11,999,160
Chariot Funding LLC
0.210%, due 10/04/12	20,000,000	19,999,650
0.210%, due 12/17/12	4,000,000	3,998,203
0.210%, due 12/18/12	10,000,000	9,995,450
Gotham Funding Corp.
0.230%, due 11/07/12	14,000,000	13,996,691
0.220%, due 11/14/12	9,000,000	8,997,580
Jupiter Securitization Co. LLC
0.210%, due 12/17/12	11,000,000	10,995,059
0.240%, due 01/03/13	5,000,000	4,996,867
0.250%, due 01/07/13	10,000,000	9,993,194
0.250%, due 02/06/13	10,000,000	9,991,111
Liberty Street Funding LLC
0.160%, due 10/29/12	10,000,000	9,998,756
0.180%, due 11/21/12	10,000,000	9,997,450
Market Street Funding LLC
0.180%, due 10/18/12	10,004,000	10,003,150
0.220%, due 10/24/12	13,045,000	13,043,167
0.200%, due 12/04/12	12,000,000	11,995,733
Old Line Funding Corp.
0.200%, due 12/14/12	10,000,000	9,995,889
0.200%, due 12/17/12	10,000,000	9,995,722
0.350%, due 01/15/13	13,000,000	12,986,603
Regency Markets No. 1 LLC
0.210%, due 10/25/12	22,000,000	21,996,920
Salisbury Receivables Co. LLC
0.250%, due 10/11/12	9,000,000	8,999,375
Thunderbay Funding
0.200%, due 11/08/12	15,000,000	14,996,833
0.200%, due 12/04/12	10,000,000	9,996,444
Victory Receivables Corp.
0.190%, due 10/03/12	10,000,000	9,999,894
0.200%, due 11/28/12	5,000,000	4,998,389
		288,967,290

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]— (continued)
Banking-non-US—7.51%
ANZ National International Ltd.
0.432%, due 12/06/12	7,000,000	7,000,000
Banque et Caisse d'Epargne de l'Etat
0.300%, due 01/25/13	5,000,000	4,995,167
Caisse Centrale Desjardins
0.180%, due 10/12/12	2,000,000	1,999,890
0.210%, due 10/25/12	25,000,000	24,996,500
0.210%, due 11/07/12	5,000,000	4,998,921
0.210%, due 11/13/12	5,000,000	4,998,746
Credit Suisse
0.240%, due 11/26/12	10,000,000	9,996,267
Oversea-Chinese Banking Corp. Ltd.
0.220%, due 11/02/12	12,000,000	11,997,653
Skandinaviska Enskilda Banken AB
0.375%, due 10/16/12	13,000,000	12,997,969
Svenska Handelsbanken, Inc.
0.230%, due 12/13/12	14,000,000	13,993,470
		97,974,583
Banking-US—10.88%
BNP Paribas Finance
0.170%, due 10/01/12	15,000,000	15,000,000
Deutsche Bank Financial LLC
0.100%, due 10/01/12	5,000,000	5,000,000
0.260%, due 12/10/12	10,000,000	9,994,944
0.500%, due 03/20/13	12,000,000	11,971,667
ING (US) Funding LLC
0.230%, due 10/26/12	10,000,000	9,998,403
JPMorgan Chase & Co.
0.367%, due 10/25/12	10,000,000	10,000,000
0.310%, due 12/24/12	10,000,000	9,992,767
Natixis US Finance Co. LLC
0.240%, due 10/04/12	15,000,000	14,999,700
Nordea N.A., Inc.
0.315%, due 03/18/13	15,000,000	14,977,950
Societe Generale N.A., Inc.
0.180%, due 10/01/12	15,000,000	15,000,000
State Street Corp.
0.220%, due 01/04/13	15,000,000	14,991,292
Toronto-Dominion Holdings USA, Inc.
0.175%, due 10/15/12	10,000,000	9,999,319
		141,926,042
Finance-captive automotive—2.76%
Toyota Motor Credit Corp.
0.190%, due 10/23/12	10,000,000	9,998,839
0.220%, due 11/19/12	12,000,000	11,996,406
0.250%, due 01/22/13	14,000,000	13,989,014
		35,984,259

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Finance-noncaptive diversified—2.68%
General Electric Capital Corp.
0.290%, due 10/09/12	10,000,000	9,999,356
0.350%, due 10/15/12	15,000,000	14,997,958
0.220%, due 01/07/13	10,000,000	9,994,011
		34,991,325
Insurance-life—0.84%
Prudential Funding LLC
0.230%, due 10/12/12	11,000,000	10,999,227
Technology-hardware—1.00%
Dell, Inc.
0.160%, due 10/01/12	13,000,000	13,000,000
Total commercial paper (cost—$683,327,252)		683,327,252
Short-term corporate obligations—0.88%
Banking-non-US—0.38%
Royal Bank of Canada
0.558%, due 12/10/12[1]	5,000,000	5,004,264
Banking-US—0.50%
JPMorgan Chase Bank N.A.
0.468%, due 10/09/12[1]	6,500,000	6,500,000
Total short-term corporate obligations (cost—$11,504,264)		11,504,264
Repurchase agreements—16.48%
Repurchase agreement dated 09/28/12 with Barclays
Capital, Inc., 0.200% due 10/01/12, collateralized
by $150,392,200 US Treasury Notes, 0.875% due
04/30/17; (value—$153,000,054);
proceeds: $150,002,500	150,000,000	150,000,000
Repurchase agreement dated 09/28/12 with Deutsche
Bank Securities, Inc., 0.150% due 10/01/12,
collateralized by $65,571,000 US Treasury Notes,
0.375% due 04/15/15; (value—$65,790,061);
proceeds: $64,500,806	64,500,000	64,500,000
Repurchase agreement dated 09/28/12 with State
Street Bank & Trust Co., 0.010% due 10/01/12,
collateralized by $495,786 US Treasury Notes,
2.375% due 09/30/14; (value—$522,434);
proceeds: $512,000	512,000	512,000
Total repurchase agreements (cost—$215,012,000)		215,012,000
Total investments
(cost — $1,264,595,059 which approximates cost for federal income tax purposes) — 96.94%		1,264,595,059
Other assets in excess of liabilities — 3.06%		39,932,800
Net assets (applicable to 1,304,525,718 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		1,304,527,859

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – September 30, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	—	165,749,729	—	165,749,729
Certificates of deposit	—	189,001,814	—	189,001,814
Commercial paper	—	683,327,252	—	683,327,252
Short-term corporate obligations	—	11,504,264	—	11,504,264
Repurchase agreements	—	215,012,000	—	215,012,000
Total	—	1,264,595,059	—	1,264,595,059

At September 30, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	74.1
Japan	10.3
Canada	5.4
Sweden	3.7
France	3.2
Singapore	0.9
Switzerland	0.8
Netherlands	0.7
Australia	0.5
Luxembourg	0.4
Total	100.0

Weighted average maturity — 49 days

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated June 30, 2012.

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

UBS RMA Money Fund Inc.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2012